SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 17—SUBSEQUENT EVENTS

 Completion of the Merger

On November 1, 2017, the Company completed the transactions contemplated by the Agreement and Plan of Merger, dated as of July 18, 2017 (the “Merger Agreement”), by and among the Company, SES Holdings, Raptor Merger Sub, Inc. (“Corporate Merger Sub”), Raptor Merger Sub, LLC (“LLC Merger Sub”), Rockwater Energy Solutions, Inc. (“Rockwater”) and Rockwater Energy Solutions, LLC (“RES Holdings”). Pursuant to the Merger Agreement, Corporate Merger Sub merged with and into Rockwater, with Rockwater continuing as the surviving entity as a wholly owned subsidiary of the Company (the “Corporate Merger”), and LLC Merger Sub merged with and into RES Holdings, with RES Holdings continuing as the surviving entity as an indirect wholly owned subsidiary of SES Holdings (the “LLC Merger”).

At the effective time of the Corporate Merger (the “Corporate Merger Effective Time”), subject to certain exceptions, (x) each share of Rockwater’s Class A common stock, $0.01 par value per share (“Rockwater Class A Common Stock”), then outstanding was converted into the right to receive a number of shares of Select Class A Common Stock equal to 0.7652 per each such share (the “Exchange Ratio”), (y) each share of Rockwater’s Class A-1 common stock, $0.01 par value per share, then outstanding was converted into the right to receive a number of shares of the Company’s Class A-2 common stock, par value $0.01 per share (“Select Class A-2 Common Stock”), equal to the Exchange Ratio, and (z) each share of Rockwater’s Class B common stock, $0.01 par value per share, then outstanding was converted into the right to receive a number of shares of Select Class B Common Stock equal to the Exchange Ratio. At the effective time of the LLC Merger (the “LLC Merger Effective Time”), subject to certain exceptions, each unit of RES Holdings (each, an “RES Holdings Unit”) then outstanding (including RES Holdings Units held by Rockwater) was converted into the right to receive a number of units in SES Holdings equal to the Exchange Ratio. The original exchange ratio of 0.7777 set forth in the Merger Agreement was adjusted downwards to 0.7652 in accordance with the terms of the Merger Agreement.

Shares of the Company’s common stock outstanding immediately prior to the Corporate Merger Effective Time remain outstanding and have not been exchanged, converted or otherwise changed in the Corporate Merger. Based on the number of shares of Rockwater common stock issued and outstanding immediately prior to the Corporate Merger Effective Time, a total of approximately 25.9 million shares of Select Class A Common Stock, 6.7 million shares of Select Class A-2 Common Stock and 4.4 million shares of Select Class B Common Stock (excluding the issuance of equity awards, which are described in the following paragraph), were issued to the former holders of Rockwater common stock pursuant to the Merger Agreement. In the aggregate (including the issuance of equity awards), the Company issued approximately 37.3 million shares of common stock. Units in SES Holdings outstanding immediately prior to the LLC Merger Effective Time remain outstanding and have not been exchanged, converted or otherwise changed in the LLC Merger. Based on the number of RES Holdings Units issued and outstanding immediately prior to the LLC Merger Effective Time, a total of approximately 37.3 million units in SES Holdings were issued to the former holders of RES Holdings Units pursuant to the Merger Agreement.

At the Corporate Merger Effective Time, each outstanding option to purchase shares of Rockwater Class A Common Stock (each, a “Rockwater Stock Option”) was converted into an option to acquire, on the same terms and conditions as were applicable to such Rockwater Stock Option immediately prior to the Corporate Merger Effective Time, the number of shares of Select Class A Common Stock determined by multiplying the number of shares of Rockwater Class A Common Stock subject to such Rockwater Stock Option as of immediately prior to the Corporate Merger Effective Time by the Exchange Ratio, at an exercise price per share of Select Class A Common Stock equal to the exercise price per share of Rockwater Class A Common Stock under such Rockwater Stock Option divided by the Exchange Ratio (such conversions, collectively, the “Option Conversion”). Additionally, at the Corporate Merger Effective Time, each share of restricted Rockwater Class A Common Stock (each, a “Rockwater Restricted Stock Award”) that was outstanding immediately prior to the Corporate Merger Effective Time ceased to represent Rockwater Class A Common Stock and was converted into a new award of restricted shares, subject to the same terms and conditions as were applicable to such Rockwater Restricted Stock Award prior to the Corporate Merger Effective Time, equal to the number of shares of Select Class A Common Stock determined by multiplying the number of shares of Rockwater Class A Common Stock subject to such Rockwater Restricted Stock Award as of immediately prior to the Corporate Merger Effective Time by the Exchange Ratio (such conversions, collectively, the “Restricted Stock Conversion”). Subject to certain New York Stock Exchange (“NYSE”) restrictions, the shares available under the Rockwater Equity Plan as of the Corporate Merger Effective Time (as appropriately adjusted to reflect the Exchange Ratio) may be used for post-transaction grants under the 2016 Plan. The Option Conversion, Restricted Stock Conversion and assumption of shares available under the Rockwater Equity Plan described in the preceding sentences are collectively referred to as the “Equity Award Actions.” The Equity Plan Amendment, which was previously adopted to effectuate the Equity Award Actions, became effective on November 1, 2017 at the Corporate Merger Effective Time.

New Credit Agreement

On November 1, 2017, in connection with the closing of the transactions contemplated by the Merger Agreement (the “Closing”), SES Holdings and Select LLC (the “Borrower”) entered into a $300.0 million senior secured revolving credit facility (the “New Credit Agreement”), by and among SES Holdings, as parent, the Borrower, certain of SES Holdings’s subsidiaries, as guarantors, each of the lenders party thereto and Wells Fargo Bank, N.A., as administrative agent, issuing lender and swingline lender (the “Administrative Agent”).  The New Credit Agreement also has a sublimit of $40.0 million for letters of credit and a sublimit of $30.0 million for swingline loans.  Subject to obtaining commitments from existing or new lenders, the Company has the option to increase the maximum amount under the senior secured credit facility by $150.0 million during the first three years following the Closing.

The New Credit Agreement permits extensions of credit up to the lesser of $300.0 million and a borrowing base that is determined by calculating the amount equal to the sum of (i) 85% of the Eligible Billed Receivables (as defined in the New Credit Agreement), plus (ii) 75% of Eligible Unbilled Receivables (as defined in the New Credit Agreement), provided that this amount will not equal more than 35% of the borrowing base, plus (iii) the lesser of (A) the product of 70% multiplied by the value of Eligible Inventory (as defined in the New Credit Agreement) at such time and (B) the product of 85% multiplied by the Net Recovery Percentage (as defined in the New Credit Agreement) identified in the most recent Acceptable Appraisal of Inventory (as defined in the New Credit Agreement), multiplied by the value of Eligible Inventory at such time, provided that this amount will not equal more than 30% of the borrowing base, minus (iv) the aggregate amount of Reserves (as defined in the New Credit Agreement), if any, established by the Administrative Agent from time to time, including, if any, the amount of the Dilution Reserve (as defined in the New Credit Agreement). The borrowing base is calculated on a monthly basis pursuant to a borrowing base certificate delivered by the Borrower to the Administrative Agent.

Borrowings under the New Credit Agreement bear interest, at the Borrower’s election, at either the (a) one-, two-, three- or six-month LIBOR (“Eurocurrency Rate”) or (b) the greatest of (i) the federal funds rate plus ½%, (ii) the one-month Eurocurrency Rate plus 1% and (iii) the Administrative Agent’s prime rate (the “Base Rate”), in each case plus an applicable margin, and interest shall be payable monthly in arrears. The applicable margin for Eurocurrency Rate loans ranges from 1.50% to 2.00% and the applicable margin for Base Rate loans ranges from 0.50% to 1.00%, in each case, depending on the Borrower’s average excess availability under the New Credit Agreement. The applicable margin for Eurocurrency Rate loans will be 1.75% and the applicable margin for Base Rate loans will be 0.75% until June 30, 2018. During the continuance of a bankruptcy event of default, automatically and during the continuance of any other default, upon the Administrative Agent’s or the required lenders’ election, all outstanding amounts under the New Credit Agreement will bear interest at 2.00% plus the otherwise applicable interest rate. The New Credit Agreement is scheduled to mature on the fifth anniversary of the Closing.

The obligations under the New Credit Agreement are guaranteed by SES Holdings and certain of the subsidiaries of SES Holdings and the Borrower and secured by a security interest in substantially all of the personal property assets of SES Holdings, the Borrower and their domestic subsidiaries.

The New Credit Agreement contains certain customary representations and warranties, affirmative and negative covenants and events of default. If an event of default occurs and is continuing, the lenders may declare all amounts outstanding under the New Credit Agreement to be immediately due and payable.

In addition, the New Credit Agreement restricts SES Holdings’s and the Borrower’s ability to make distributions on, or redeem or repurchase, its equity interests, except for certain distributions, including distributions of cash so long as, both at the time of the distribution and after giving effect to the distribution, no default exists under the New Credit Agreement and either (a) excess availability at all times during the preceding 30 consecutive days, on a pro forma basis and after giving effect to such distribution, is not less than the greater of (1) 25% of the lesser of (A) the maximum revolver amount and (B) the then-effective borrowing base and (2) $37.5 million or (b) if SES Holdings’s fixed charge coverage ratio is at least 1.0 to 1.0 on a pro forma basis, and excess availability at all times during the preceding 30 consecutive days, on a pro forma basis and after giving effect to such distribution, is not less than the greater of (1) 20% of the lesser of (A) the maximum revolver amount and (B) the then-effective borrowing base and (2) $30.0 million. Additionally, the New Credit Agreement generally permits the Borrower to make distributions required under its existing tax receivable agreements.

The New Credit Agreement also requires SES Holdings to maintain a fixed charge coverage ratio of at least 1.0 to [1.0] at any time availability under the New Credit Agreement is less than the greater of (i) 10% of the lesser of (A) the maximum revolver amount and (B) the then-effective borrowing base and (ii) $15.0 million and continuing through and including the first day after such time that availability under the New Credit Agreement has equaled or exceeded the greater of (i) 10% of the lesser of (A) the maximum revolver amount and (B) the then-effective borrowing base and (ii) $15.0 million for 60 consecutive calendar days.

Certain lenders party to the New Credit Agreement and their respective affiliates have from time to time performed, and may in the future perform, various financial advisory, commercial banking and investment banking services for the Company and its affiliates in the ordinary course of business for which they have received and would receive customary compensation. In addition, in the ordinary course of their various business activities, such parties and their respective affiliates may make or hold a broad array of investments and actively trade debt and equity securities (or related derivative securities) and financial instruments (including bank loans) for their own account and for the accounts of their customers, and such investments and securities activities may involve the Company’s securities and/or instruments.

Termination of Credit Facility

In connection with the entry into the New Credit Agreement, the obligations of SES Holdings and the Borrower under the Credit Facility were repaid in full and the Credit Facility was terminated.

Certain lenders party to the Credit Facility and their respective affiliates have from time to time performed, and may in the future perform, various financial advisory, commercial banking and investment banking services for the Company and its affiliates in the ordinary course of business for which they have received and would receive customary compensation. In addition, in the ordinary course of their various business activities, such parties and their respective affiliates may make or hold a broad array of investments and actively trade debt and equity securities (or related derivative securities) and financial instruments (including bank loans) for their own account and for the accounts of their customers, and such investments and securities activities may involve the Company’s securities and/or instruments.

In addition, certain lenders party to the Credit Facility are lenders under the New Credit Agreement.

NOTE 18—SUBSEQUENT EVENTS

On January 23, 2017, the Company issued 10,668 equity options to certain members of the Company’s board of directors related to the addition of independent directors and 324,111 equity options to certain employees of the Company with a strike price of $20.00 and terms ranging from seven to ten years. Additionally, the Company granted 2,500 restricted stock units to certain members of the Company’s board of directors related to the addition of independent directors and 34,867 restricted stock units to certain employees.

On February 7, 2017, the Company issued 75,399 equity options to certain employees with a strike price of $20.00 and a term of seven years.

On February 20, 2017, the Company issued 8,002 equity options to certain employees with a strike price of $20.00 and a term of seven years. Additionally, the Company granted 1,875 restricted stock units to certain employees.

On February 24, 2017, the Company entered into a purchase and sale agreement to acquire a company in the Permian Basin with proprietary fresh water sources and water transport infrastructure for $56.5 million, with 90% to be paid in cash and 10% to be paid in equity, subject to certain closing adjustments. Closing is expected to be completed before the end of the first quarter of 2017.

The Company has evaluated subsequent events through March 2, 2017, the date the financial statements are available to be issued.